Capital commitments (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of capital commitments [line items]
Orders placed and outstanding on capital contracts at the prevailing rate of exchange	$ 138	$ 161	$ 223
- Discontinued operations
Disclosure of capital commitments [line items]
Orders placed and outstanding on capital contracts at the prevailing rate of exchange	$ 7	$ 7	$ 8